Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2018 ves / $ Bs. / $ $ / $	Dec. 31, 2017 ves / $ Bs. / $	Dec. 31, 2016 Bs. / $
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | ves / $	7,608	36,115
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	2106600.00%	2874.10%	511.10%
Exchange rate as of closing date of period (per USD) | Bs. / $	7,608	36,115.28	673.762
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | $ / $	43.30
Cumulative index rate (as a percent)	184.85%
Annual index rate (as a percent)	48.00%